Note 14 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Voyage Expenses	Year Ended December 31,
	2016	2017	2018
Port charges / other voyage expenses	-	10	1
Bunkers	20	15	18
Commissions (including $358, $487 and $511 respectively, to related party)	716	974	1,001
Total	736	999	1,020
Vessel Operating Expenses	Year Ended December 31,
	2016	2017	2018
Crew wages and related costs	6,885	9,228	10,185
Insurance	542	777	761
Repairs and maintenance (including $104, $136 and $187 respectively, to related party)	520	973	1,120
Spares and consumable stores	1,923	2,374	2,645
Registration and tonnage taxes (Note 16)	43	92	115
Total	9,913	13,444	14,826